Authorization of the Financial Statements	12 Months Ended
Dec. 31, 2024
Authorization of the Financial Statements [Abstract]
Authorization of the financial statements
9.	Authorization of the financial statements
The board of directors of ADSE Holdco authorized the consolidated financial statements on May 9, 2025.